Income Tax (Details) - Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes[Abstract]
Loss attributed to the PRC	$ (15,887,520)	$ (6,332,397)
PRC statutory tax rate	25.00%	25.00%
Income tax expense at statutory rate
PRC tax prepayment		20
Income tax expense		$ 20